UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY	Restated Ordinary shares USD ($) shares	Restated Ordinary shares CNY (¥) shares	Restated Additional paid-in capital USD ($)	Restated Additional paid-in capital CNY (¥)	Restated Statutory reserves USD ($)	Restated Statutory reserves CNY (¥)	Restated Accumulated other comprehensive income (loss) USD ($)	Restated Accumulated other comprehensive income (loss) CNY (¥)	Restated Accumulated deficit USD ($)	Restated Accumulated deficit CNY (¥)	Restated Equity (deficit) attributable to The9 limited USD ($)	Restated Equity (deficit) attributable to The9 limited CNY (¥)	Restated Noncontrolling interest USD ($)	Restated Noncontrolling interest CNY (¥)	Restated USD ($)	Restated CNY (¥)	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Equity (deficit) attributable to The9 limited USD ($)	Equity (deficit) attributable to The9 limited CNY (¥)	Noncontrolling interest USD ($)	Noncontrolling interest CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016																		¥ 1,931,642		¥ 2,525,599,832		¥ 28,071,982		¥ 2,582,023		¥ (2,897,802,287)		¥ (339,616,808)		¥ (362,437,649)		¥ (702,054,457)
Balance (in shares) at Dec. 31, 2016 | shares																	23,915,501	23,915,501
Net loss																										(118,165,850)		(118,165,850)		3,955,640		(114,210,210)
Currency translation adjustments																								(19,027,771)				(19,027,771)		9,502,010		(9,525,761)
Accretion in redemption value of redeemable noncontrolling interest																				(57,126,233)								(57,126,233)				(57,126,233)
Issuance of shares																		¥ 971,727		21,446,398								22,418,125				22,418,125
Issuance of shares, (in shares) | shares																	14,300,000	14,300,000
Share-based compensation																				37,727,861								37,727,861		301,852		38,029,713
Balance at Dec. 31, 2017																		¥ 3,328,852		2,527,215,315		28,071,982		(16,445,748)		(3,015,968,137)		(473,797,736)		(328,553,104)		(802,350,840)
Balance (in shares) at Dec. 31, 2017 | shares																	44,544,036	44,544,036
Net loss																										(217,092,926)		(217,092,926)		(16,332,968)		(233,425,894)
Currency translation adjustments																								7,241,192				7,241,192		(8,555,457)		(1,314,265)
Accretion in redemption value of redeemable noncontrolling interest																				(40,918,773)								(40,918,773)				(40,918,773)
Issuance of shares																		¥ 3,173,806		6,126,772								9,300,578				9,300,578
Issuance of shares, (in shares) | shares																	46,771,429	46,771,429
Derecognition of noncontrolling interests																														(20,000,000)		(20,000,000)
Share-based compensation																				3,645,751								3,645,751		252,577		3,898,328
Balance at Dec. 31, 2018																		¥ 6,502,658		2,496,069,065		28,071,982		(9,204,556)		(3,233,061,063)		(711,621,914)		(373,188,952)		(1,084,810,866)
Balance (in shares) at Dec. 31, 2018 | shares																	91,315,465	91,315,465
Net loss																										(40,486,287)		(40,486,287)		(7,030,290)		(47,516,577)
Currency translation adjustments																								(609,897)				(609,897)		(2,033,054)		(2,642,951)
Issuance of shares																		¥ 257,364		1,504,109								1,761,473				1,761,473
Issuance of shares, (in shares) | shares																	3,744,882	3,744,882
Issuance of ordinary shares upon vesting of restricted shares																		¥ 164,052		8,202,581								8,366,633				8,366,633
Issuance of ordinary shares upon vesting of restricted shares (in shares) | shares																	2,419,355	2,419,355
Share-based compensation																														128,986		128,986
Balance at Jun. 30, 2019																		¥ 6,924,074		2,495,278,554		28,071,982		(9,814,453)		(3,273,547,350)		(753,087,193)		(382,123,310)		(1,135,210,503)
Balance (in shares) at Jun. 30, 2019 | shares																	97,479,702	97,479,702
Balance at Dec. 31, 2018																		¥ 6,502,658		2,496,069,065		28,071,982		(9,204,556)		(3,233,061,063)		(711,621,914)		(373,188,952)		(1,084,810,866)
Balance (in shares) at Dec. 31, 2018 | shares																	91,315,465	91,315,465
Net loss																										(177,795,168)		(177,795,168)		(13,517,983)		(191,313,151)
Currency translation adjustments																								5,426,604				5,426,604		(6,220,135)	$ (113,984)	(793,531)
Accretion in redemption value of redeemable noncontrolling interest																				(12,827,598)								(12,827,598)				(12,827,598)
Issuance of shares																		¥ 1,041,557		35,031,364								36,072,921				36,072,921
Issuance of shares, (in shares) | shares																	15,444,882	15,444,882
Share-based compensation																	$ 6,169,355	¥ 425,593		21,279,647								21,705,240		45,293		21,750,533
Balance at Dec. 31, 2019		¥ 7,969,808		¥ 2,539,552,478		¥ 28,071,982		¥ (3,777,952)		¥ (3,410,856,231)		¥ (839,039,915)		¥ (392,881,777)		¥ (1,231,921,692)	$ 1,144,791	¥ 7,969,808	$ 364,783,889	¥ 2,539,552,478	$ 4,032,288	¥ 28,071,982	$ (542,669)	¥ (3,777,952)	$ (489,938,842)	¥ (3,410,856,231)	$ (120,520,543)	¥ (839,039,915)	$ (56,433,936)	¥ (392,881,777)	$ (176,954,479)	(1,231,921,692)
Balance (in shares) at Dec. 31, 2019 | shares	112,929,702	112,929,702															112,929,702	112,929,702
Net loss										362,696,339		362,696,339		(2,032,463)		360,663,877
Currency translation adjustments								(996,673)				(996,673)		(263,087)	$ (178,307)	(1,259,760)
Accretion in redemption value of redeemable noncontrolling interest				(738,246)								(738,246)				(738,246)
Reversal of statutory reserves due to disposal of subsidiaries						(20,745,422)				20,745,422
Equity on conversion option of convertible notes				106,026								106,026				106,026
Issuance of shares		¥ 2,416,878		54,235,021								56,651,899				56,651,899
Issuance of shares, (in shares) | shares	34,110,000	34,110,000
Share-based compensation		¥ 1,114,172		33,312,745								34,426,917				34,426,917
Share-based compensation (in shares) | shares	15,750,000	15,750,000
Balance at Jun. 30, 2020	$ 1,627,841	¥ 11,500,858	$ 371,752,420	¥ 2,626,468,024	$ 1,037,007	¥ 7,326,560	$ (675,804)	¥ (4,774,625)	$ (428,502,706)	¥ (3,027,414,470)	$ (54,761,242)	¥ (386,893,653)	$ (55,933,720)	¥ (395,177,327)	$ (110,694,962)	¥ (782,070,980)																¥ (746,873,480)
Balance (in shares) at Jun. 30, 2020 | shares	162,789,702	162,789,702